Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2025, AS SUPPLEMENTED
The date of this Supplement is December 16, 2025.
On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.
In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Effective immediately, the Prospectus is amended as follows:
1.	All references to Pzena and Wasatch are deleted in their entirety.

Clearwater Core Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2025, AS SUPPLEMENTED
The date of this Supplement is December 16, 2025.
On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.
In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Effective immediately, the Prospectus is amended as follows:
1.	All references to Pzena and Wasatch are deleted in their entirety.

Clearwater Select Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2025, AS SUPPLEMENTED
The date of this Supplement is December 16, 2025.
On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.
In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Effective immediately, the Prospectus is amended as follows:
1.	All references to Pzena and Wasatch are deleted in their entirety.

CLEARWATER INTERNATIONAL FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2025, AS SUPPLEMENTED
The date of this Supplement is December 16, 2025.
On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.
In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Effective immediately, the Prospectus is amended as follows:
1.	All references to Pzena and Wasatch are deleted in their entirety.